25.Financial income (expenses)	12 Months Ended
Dec. 31, 2018
Financial income (expenses)
Financial income (expenses)

25.Financial income (expenses)

	12/31/2018	12/31/2017	12/31/2016
Financial income
Income from derivatives	17,838	35,053	120,403
Income from short-term investments	161,223	119,863	152,656
Monetary variation	78,169	14,208	12,411
(-) Taxes on financial income (a)	(20,372)	(24,393)	(23,041)
Gain from the exchange offer	-	-	286,799
Interest income	-	-	4,651
Other	22,870	68,715	14,625
Total financial income	259,728	213,446	568,504

Financial expenses
Losses from derivatives	(51,674)	(40,770)	(277,183)
Interest on short and long-term debt	(710,787)	(727,285)	(787,661)
Bank charges and expenses	(75,673)	(61,711)	(96,515)
Exchange offer costs (b)	(53,952)	(53,041)	(3,867)
Loss from short-term investments	(33,999)	(44,263)	-
Other	(135,004)	(123,391)	(106,338)
Total financial expenses	(1,061,089)	(1,050,461)	(1,271,564)

Exchange rate variation, net	(1,081,197)	(81,744)	1,367,937

Total	(1,882,558)	(918,759)	664,877

(a) Relative to taxes on financial income (PIS and COFINS), according to Decree 8,426 of April 1, 2015.

(b) Refers to the total amount of the prepayment of Senior Notes II, III, V, VI and VII (for further information, see Note 16.3). Includes the write-off of costs from this debt totaling R$34,979.